Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details) $ in Thousands		1 Months Ended			6 Months Ended
	Jan. 31, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Disclosure of classes of share capital [line items]
Number of Share Options, Granted	40,000	443,500	165,000	50,000
Exercise price of options granted | $ / shares	$ 5.34	$ 0.54	$ 1.02	$ 4.09
Number of stock options vested	20,000			25,000
Vesting period	1 year	4 years	4 years	1 year
Share-based payments expense (note 11b) | $					$ 0	$ 0